Employee Benefits - Liabilities for Employee Benefits (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ 6,920	$ 7,048
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	4,402	4,640
Pension and Retirement Plans | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(195)	0
Pension and Retirement Plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	15,560	15,113
Pension and Retirement Plans | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(14,061)	(14,324)
Pension and Retirement Plans | Effect due to asset ceiling
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	3,098	3,851
Seniority Premiums
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	2,058	1,940
Seniority Premiums | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(235)	0
Seniority Premiums | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	2,416	2,068
Seniority Premiums | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(123)	(128)
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	460	468
Post-Retirement Medical Services | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(49)	0
Post-Retirement Medical Services | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	604	556
Post-Retirement Medical Services | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ (95)	$ (88)